Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Patent service costs	$ 139,000	$ 50,000
Payable to related party	11,000
Cost of services	$ 1,163,000	5,316,000
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Deposits		$ 1,379,000
law firm [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Ownership percentage	10.00%
law firm [Member] | Father-in-law of the chief executive officer [Member]
Related Party Transactions [Line Items]
Not controlled ownership percentage	10.00%	10.00%